Equity Incentive Plan - Stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Outstanding at beginning of year	26,708,329	15,254,566
Granted	8,101,866	14,492,505
Exercised	(8,911,435)	(653,341)
Forfeited	(9,655,228)	(2,385,401)
Outstanding at end of year	16,243,532	26,708,329	15,254,566
Options exercisable	7,399,460	11,553,081
Vested and expected to vest	12,943,351	23,175,751
Weighted Average Exercise Price
Outstanding at beginning of year	$ 4.03	$ 2.26
Granted	12.98	5.56
Exercised	2.46	3.07
Forfeited	6.12	2.50
Outstanding at end of year	8.11	4.03	$ 2.26
Options exercisable	4.34	2.29
Vested and expected to vest	$ 7.30	$ 3.82
Weighted Average Remaining Contractual Term
Outstanding at the end of year	7 years 7 months 17 days	7 years 21 days	6 years 11 months 8 days
Options exercisable	5 years 10 months 17 days	6 years 3 days
Vested and expected to vest	7 years 3 months 3 days	6 years 11 months 8 days
Aggregate Intrinsic Value
Outstanding at beginning of year	$ 143,338	$ 47,820
Outstanding at end of year	24,398	143,338	$ 47,820
Options exercisable	21,300	82,033
Vested and expected to vest	$ 23,242	$ 129,047